Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs
4.	DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2011	2010	2009

	(in thousands)
Balance, beginning of year	$1,357,156	$1,242,791	$1,095,636
Capitalization of commissions, sales and issue expenses	41,994	275,316	576,154
Amortization - Impact of assumption and experience unlocking and true-ups	(113,539)	59,874	27,744
Amortization - All Other	(602,550)	(238,543)	(304,850)
Changes in unrealized investment gains and losses	(62)	17,718	(151,893)
Other (1)	(16,235)	-	-

Balance, end of year	$666,764	$1,357,156	$1,242,791

(1) Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Footnote 6 for impact to DSI.